Related Party Transactions - Schedule of Transactions with Key Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 115	$ 122
Consumer loans [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	389	421
Commercial Loan 1 [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	534	546
Mortgages1 [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 366	$ 826